Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Tax Assets and Liabilities Recognized for the Period
Deferred tax assets and liabilities recognized as of the reporting and comparative periods break down as follows:

	Deferred tax assets		Deferred tax liabilities		Net balances
($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020	As of Dec. 31, 2021	As of Dec. 31, 2020	As of Dec. 31, 2021	As of Dec. 31, 2020
Property, plant and equipment	—	—	(14.9)	(17.4)	(14.9)	(17.4)
Intangible assets	—	—	(335.7)	(371.9)	(335.7)	(371.9)
Right-of-use assets	—	—	(23.4)	(29.5)	(23.4)	(29.5)
Inventories	19.8	10.5	—	—	19.8	10.5
Employee benefits	23.9	32.1	—	—	23.9	32.1
Other temporary non-deductible provisions	3.6	4.9	—	—	3.6	4.9
Lease liabilities	18.3	23.3	—	—	18.3	23.3
Other temporary tax deductions	—	6.5	(0.1)	—	(0.1)	6.5

Unused tax losses	2.4	0.8	—	—	2.4	0.8

Total	68.1	78.1	(374.2)	(418.8)	(306.1)	(340.7)

Netting	(68.1)	(78.1)	68.1	78.1	—	—

Total recognized deferred tax assets and liabilities	—	—	(306.1)	(340.8)	(306.1)	(340.7)